Loan Level Exception - Final Grades

																													FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Edgar ID	Borrower Name	Deal Number	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Overall Grade	Credit Grade	Credit Exceptions	Credit Exception Information	Credit Exception Comments	Property Grade	Property Exceptions	Property Exception Information	Property Exception Comments	Compliance Grade	Compliance Exceptions	Compliance Exception Information	Compliance Exception Comments	Compliance Comp Factors	Compensating Factors	Subject to High Cost - Unable to Test	Disposition 2	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
XXXX	XXXX	XXXX	5980513	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	2	1	1	2	[2] Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:SecondaXX/XX/XXXX)
[2] Federal Compliance - ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:PrimaXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an Amount Financed disclosed an inaccurate Amount Financed. The disclosed Amount Financed in the amount of $XXXX is over disclosed by $887.50 compared to the calculated Amount Financed of $XXXX and the disclosed Finance Charge is not accurate within applicable tolerances for Amount Financed to be considered accurate (fee amounts included in Amount Financed and Finance Charge calculations are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)
[2] Federal Compliance - TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on XX/XX/XXXX disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan. The disclosed Finance Charge in the amount of $XXXX is under disclosed by $887.50 compared to the calculated Finance Charge of $XXXX which exceeds the $100.00 threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated XX/XX/XXXX). (FinXX/XX/XXXX)	Federal Compliance - Check Restated Loan Designation Match - General Ability to Repay: Loan Designation restated. Compliance testing updated. Federal Compliance - TRID Final Closing Disclosure Amount Financed Test: Finance charges captured per document Federal Compliance - TRID Final Closing Disclosure Finance Charge: Finance charges captured per document	SELLER - GENERAL COMMENT (2024-08-13): Comment from XXXX (XXXX): PCCD - Passing Mavent on calculation
REVIEWER - GENERAL COMMENT (2024-08-14): XXXX received lender Mavent compliance report. Finance charge is underdisclosed by $887.50. Appears two items accounting for the difference in calculations due to the Escrow Funds Padding of $350 not included in prepaid finance charges.  As this is a pending and unknown fee, it is included in calculations.  If final settlement completed, a Corrected CD, LOE to borrower and final settlement statement removing would then reduce the finance charge calculation.  The other issue, the Mavent report reflected that the Finance Charge Amount was $XXXX but the Finance charge on the final CD was disclosed as $XXXX and would have underdisclosed the finance charge compared ot that Mavent. XXXX calculated at $XXXX which included the same fee amounts as Mavent but with $350 Escrow Padding omitted.   Curing would be a Corrected CD, LOE to borrower, copy of cure refund for the total undeerdisclosure and proof of mailing.
SELLER - GENERAL COMMENT (2024-08-20): Comment from XXXX (XXXX): PCCD
REVIEWER - GENERAL COMMENT (2024-08-21): XXXX received PCCD, LOE, Copy of Partial refund.  XXXX requires a copy of the $350 check or proof of receipt of refund by borrower to complete remediation.
SELLER - GENERAL COMMENT (2024-08-30): Comment from XXXX (XXXX): Sent to our escalation (XXXX) contact for response they asked us to add here as well while they wait for your response - title refunded the borrower already and we uploaded PCCD and the proof of the check to the borrower. So we aren’t sure what exactlyXXXXis seeing that we are not. Please advise. Thanks!
REVIEWER - GENERAL COMMENT (2024-09-03): The escrow pad fee is present on the final XX/XX CD, and the PCCD dated XX/XX.  The fee is no longer present on the XX/XX PCCD.  The closing statement is from XX/XX.  No documentation was located in the loan file indicating the PAD fee was refunded.  Please provide documentation of refund or provide cure. The refundable pad should be included in the finance charges. If the Pad fee was refunded to the consumer, then the lender should provide the post close CD indicating the actual fees on the loan. If the Pad fee was allocated to other charges, then the lender should provide a CD reflecting the other charges the pad fee was allocated to. Merely calling something a PAD fee does not exclude it from finance charge considerations as the actual service the fee will cover is unknown. (It the Pad fee covers an additional title endorsement, that would not be a finance charge. If it covers a recording service fee or a post closing inspection fee, then it would be a finance charge)
SELLER - GENERAL COMMENT (2024-09-05): Comment from XXXX (XXXX): PCCD completed. Please review and let us know if you see a refund needed or need more info.
REVIEWER - GENERAL COMMENT (2024-09-06): XXXX received Corrected CD, LOE to borrower and final closing statement.  Documentation confirms the PAD fee of $350 was removed and not charged borrower on final disbursement.  Finance charge is still underdisclosed by $537.50.  The following fees were included in calculation: $3060 Discount, $1590 Lender Fee, $1550.10 prepaid Int, $68 Tax Service fee, $150 Title-Courier, $25 title-recording Service, $6170 for title-settlement & Title-Loan Closing, $62.50 Title-subescrow, $30 Title-wire & $75 Credit Tech& Verif Fee.  Cure would be Corrected CD, LOE to borrower, copy of cure refund for total underdisclosure of $537.50 and proof of mailing.
SELLER - GENERAL COMMENT (2024-09-10): Comment from XXXX (XXXX): Refund
REVIEWER - CURED COMMENT (2024-09-11): XXXX received Letter of Explanation, Proof of Delivery, Refund check  & Corrected CD
SELLER - GENERAL COMMENT (2024-08-13): Comment from XXXX (XXXX): PCCD - Passing Mavent on calculation
REVIEWER - GENERAL COMMENT (2024-08-14): XXXX received lender Mavent compliance report. Finance charge is underdisclosed by $887.50. Appears two items accounting for the difference in calculations due to the Escrow Funds Padding of $350 not included in prepaid finance charges.  As this is a pending and unknown fee, it is included in calculations.  If final settlement completed, a Corrected CD, LOE to borrower and final settlement statement removing would then reduce the finance charge calculation.  The other issue, the Mavent report reflected that the Finance Charge Amount was $XXXX but the Finance charge on the final CD was disclosed as $XXXX and would have underdisclosed the finance charge compared ot that Mavent. XXXX calculated at $XXXXX which included the same fee amounts as Mavent but with $350 Escrow Padding omitted.   Curing would be a Corrected CD, LOE to borrower, copy of cure refund for the total undeerdisclosure and proof of mailing.
SELLER - GENERAL COMMENT (2024-08-20): Comment from XXXX (XXXX): PCCD
REVIEWER - GENERAL COMMENT (2024-08-21): XXXX received PCCD, LOE, Copy of Partial refund.  XXXX requires a copy of the $350 check or proof of receipt of refund by borrower to complete remediation.
SELLER - GENERAL COMMENT (2024-08-30): Comment from XXXX (XXXX): Sent to our escalation (XXXX) contact for response they asked us to add here as well while they wait for your response - title refunded the borrower already and we uploaded PCCD and the proof of the check to the borrower. So we aren’t sure what exactlyXXXXis seeing that we are not. Please advise. Thanks!
REVIEWER - GENERAL COMMENT (2024-09-03): The escrow pad fee is present on the final XX/XX CD, and the PCCD dated XX/XX. The fee is no longer present on the XX/XX PCCD. The closing statement is from XX/XX. No documentation was located in the loan file indicating the PAD fee was refunded. Please provide documentation of refund or provide cure. The refundable pad should be included in the finance charges. If the Pad fee was refunded to the consumer, then the lender should provide the post close CD indicating the actual fees on the loan. If the Pad fee was allocated to other charges, then the lender should provide a CD reflecting the other charges the pad fee was allocated to. Merely calling something a PAD fee does not exclude it from finance charge considerations as the actual service the fee will cover is unknown. (It the Pad fee covers an additional title endorsement, that would not be a finance charge. If it covers a recording service fee or a post closing inspection fee, then it would be a finance charge)
SELLER - GENERAL COMMENT (2024-09-10): Comment from XXXX (XXXX): Refund
REVIEWER - CURED COMMENT (2024-09-11): XXXX received Letter of Explanation, Proof of Delivery, Refund check & Corrected CD	Federal Compliance - Check Restated Loan
Designation Match - General Ability to Repay: Rating
Agency requirements are to have the Creditor provide
the ATR/QM Loan Designation to the TPR firm
performing the loan level due diligence and to have
the TPR firm confirm said designation.

Federal Compliance - TRID Final Closing Disclosure
Amount Financed Test: TILA - 1yr affirmative, 3yrs for
rescindable transactions.  Unlimited as a defense to
foreclosure. Assignee liability.

Federal Compliance - TRID Final Closing Disclosure
Finance Charge: TILA - 1yr affirmative, 3yrs for
rescindable transactions.  Unlimited as a defense to
																									foreclosure. Assignee liability.			-	A	A	A	A	A	B	B	B	B	B	A	A	A	A	A	B	B	B	B	B
XXXX	XXXX	XXXX	9594563	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Non QM	1	1				1				1	[1] Federal Compliance - TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $172.00 exceeds tolerance of $152.00 plus 10% or $167.20. Sufficient or excess cure was provided to the borrower at Closing. (0)		REVIEWER - CURED COMMENT (2025-06-20): Sufficient Cure Provided At Closing				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	9919783	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Refinance Cash-out - Other	Non QM	1	1	1	1	Borrower has been employed in the same industry for more than 5 years.

Borrower has owned the subject property for at least 5 years.

Borrower has verified disposable income of at least $2500.00.

Borrower's monthly reserves have been verified and exceed the amount required based on the guidelines by at least 4 months.

The Combined Loan to Value (CLTV) on the loan is less than the guideline maximum by at least 10%.

The Loan to Value (LTV) on the loan is less than the guideline maximum by at least 10%.

The qualifying DTI on the loan is at least 10% less than the guideline maximum.

The representative FICO score exceeds the guideline minimum by at least
																										40 points.		-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
XXXX	XXXX	XXXX	4598071	XXXX	XXXX	$XXXX	XX	XX/XX/XXXX	Primary	Purchase	Exempt from ATR	2	1				1				2	[2] Federal Compliance - CDFI Bank Originated Loan submitted as Non Exempt: Loan exempt from QM/ATR submitted with a loan originator designation of other than ATR Exempt. QM/ATR testing performed to determine if an exempt loan would otherwise meet QM/ATR criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.		REVIEWER - WAIVED COMMENT (2026-05-06): Client elects to waive				-	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A